Interest in associates and joint ventures - Key assumptions in value in use calculation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.28%
Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.23%)
Discount rate2
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.36%)
Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.04%)
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(1.94%)
Operating income growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.39%
Cost-income ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(1.09%)
Long-term effective tax rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(3.22%)
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.40%)
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(1.95%)
Bank of Communications Co., Limited
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	10.03%	11.37%
Expected credit losses as a percentage of customer advances in the long term	0.97%	0.88%
Risk-weighted assets as a percentage of total assets in the long term	61.00%	61.00%
Effective tax rate in the long-term	15.00%	16.80%
Capital adequacy ratio	12.50%	11.50%	11.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Bank of Communications Co., Limited | Minimum
Disclosure of associates [line items]
Discount rate	8.70%	10.90%
Expected credit losses as a percentage of customer advances in the short to medium term	0.98%	0.98%
Risk-weighted assets as a percentage of total assets in the short to medium term	61.00%	61.00%
Operating income ratio	5.10%	3.50%
Cost-income ratio	35.50%	36.30%
Effective tax rate in the short to medium-term	6.80%	7.80%
Bank of Communications Co., Limited | Maximum
Disclosure of associates [line items]
Discount rate	10.10%	11.90%
Expected credit losses as a percentage of customer advances in the short to medium term	1.12%	1.22%
Risk-weighted assets as a percentage of total assets in the short to medium term	62.40%	62.00%
Operating income ratio	6.20%	6.70%
Cost-income ratio	36.10%	36.80%
Effective tax rate in the short to medium-term	15.00%	16.50%